GENERAL - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General
Net loss	$ (29,715)	$ (397,789)	$ (17,050)
Accumulated deficit	(511,323)	$ (481,608)
Total consideration	40,000
Advanced payments of future products	20,000
Gross increase in cash	20,000
Cash expenses in cash related transactions	18,700
Amount of ordinary shares issue and sell under business combination agreement	77,250
Aggregate gross proceeds of amount of ordinary shares issue and sell under business combination agreement	$ 75,000